Stock-Based Compensation and Stock Options, Awards and Units	9 Months Ended
Sep. 30, 2011
Stock-Based Compensation and Stock Options, Awards and Units [Abstract]
Stock-Based Compensation and Stock Options, Awards and Units

9. Stock-Based Compensation and Stock Options, Awards and Units

The following table shows the stock-based compensation expense included in the accompanying condensed consolidated statements of operations for the three and nine months ended September 30, 2011 and 2010 (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010
Costs and expenses:
Research and development	$73	$54	$195	$146
General and administrative	162	117	418	476

Total stock-based compensation expense	$235	$171	$613	$622

There was no capitalized stock-based employee compensation cost for the three and nine months ended September 30, 2011 and 2010. Since the Company did not record a tax provision during the quarters ended September 30, 2011 and 2010, there was no recognized tax benefit associated with stock-based compensation expense.

The total amount of unrecognized compensation cost related to non-vested stock options and stock purchases, net of forfeitures, was $0.4 million as of September 30, 2011. This amount will be recognized over a weighted average period of 1.17 years.

For restricted stock awards, the Company recognizes compensation expense over the vesting period for the fair value of the stock award on the measurement date. The total fair value of restricted stock awards that vested during the nine months ended September 30, 2011 was $361,000. The Company retained purchase rights with respect to 1,481,928 shares of unvested restricted stock awards issued pursuant to stock purchase agreements at no cost per share as of September 30, 2011. As of September 30, 2011, there was $0.2 million of total unrecognized compensation costs, net of forfeitures, related to non-vested stock awards which are expected to be recognized over a weighted average period of 0.99 years.

Stock Option Plans: 1996 Equity Incentive Plan, 2005 Equity Incentive Plan and 1996 Non-Employee Directors’ Plan

The 1996 Equity Incentive Plan (the “1996 Plan”) and the 2005 Equity Incentive Plan (the “2005 Plan”), which amended, restated and retitled the 1996 Plan, were adopted to provide a means by which selected officers, directors, scientific advisory board members and employees of and consultants to the Company and its affiliates could be given an opportunity to acquire an equity interest in the Company. All employees, directors, officers, scientific advisory board members and consultants of the Company are eligible to participate in the 2005 Plan. During 2000, the Board of Directors approved the termination of the 1996 Non-Employee Directors’ Stock Option Plan (the “Directors’ Plan”). This termination had no effect on options already outstanding under the Directors’ Plan.

Stock Option Activity

The following is a summary of activity under the 1996 Plan, the 2005 Plan and the Directors’ Plan for the nine months ended September 30, 2011:

		Options Outstanding
	Shares Available for Grant of Option, Award or Unit	Number of Shares	Exercise Price Range			Weighted Average Exercise Price
Balance at January 1, 2011	1,959,278	6,354,758	$0.12	—	$64.69	$1.32
Options granted	(743,000)	743,000	$0.17	—	$0.19	$0.18
Options cancelled	254,050	(254,050)	$0.25	—	$64.69	$5.18
Restricted share awards granted	(1,091,448)	—	—	—	—	—
Restricted share units awarded	(78,947)	—	—	—	—	—

Balance at September 30, 2011	299,933	6,843,708	$0.12	—	$24.10	$1.05

Aggregate intrinsic value is the sum of the amounts by which the quoted market price of the Company’s stock exceeded the exercise price of the stock options at September 30, 2011 for those stock options for which the quoted market price was in excess of the exercise price (“in-the-money options”). As of September 30, 2011, options to purchase 5,074,685 shares of common stock were exercisable and had an aggregate intrinsic value of $11,000. No stock options were exercised during the nine months ended September 30, 2011.

A summary of the Company’s unvested restricted stock and performance bonus stock awards as of September 30, 2011 is presented below representing the maximum number of shares that could be earned or vested under the 2005 Plan:

	Number of Shares	Weighted Average Grant Date Fair Value
Balance at December 31, 2010	2,448,273	$0.44
Restricted share awards issued	1,091,448	0.18
Restricted share awards vested	(2,057,793)	0.17

Balance at September 30, 2011	1,481,928	$0.62

During the nine months ended September 30, 2011, the Company issued 78,947 shares of restricted stock units with no exercise price to a non-employee member of its Board of Directors. The units will vest on the earlier of either a change in control of the Company or upon the grantee’s termination of service as a Board member. In 2011, the non-employee members of the Board of Directors elected to forego all or a portion of their cash compensation in lieu of the aforementioned restricted stock unit grants and restricted stock awards.